Derivatives and Hedging (Aggregate Contract Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 252,992	¥ 195,558
Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,867	12,797
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 240,125	¥ 182,761